Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2016										March 31, 2017
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	377,671.7	Rs.	377,671.7	Rs.	—	Rs.	—	Rs.	377,671.7	Rs.	430,708.6	Rs.	430,708.6	Rs.	—	Rs.	—	Rs.	430,708.6	US$	6,641.6	US$	6,641.6
Term placements		148,899.8		—		148,799.4		—		148,799.4		131,069.5		—		130,997.9		—		130,997.9		2,021.1		2,020.0
Investments held for trading		71,860.9		4,850.7		67,010.2		—		71,860.9		35,363.7		4.8		35,358.9		—		35,363.7		545.3		545.3
Investments available for sale*		1,877,975.6		44,045.7		1,816,921.8		17,008.1		1,877,975.6		2,110,677.4		8,198.7		2,080,579.6		21,899.1		2,110,677.4		32,547.1		32,547.1
Securities purchased under agreements to resell		1,019.9		—		1,019.9		—		1,019.9		50,000.0		—		50,000.0		0.0		50,000.0		771.0		771.0
Loans		4,935,474.3		—		1,489,193.0		3,475,164.4		4,964,357.4		5,910,412.8		—		1,791,981.2		4,169,757.8		5,961,739.0		91,139.7		91,931.2
Accrued interest receivable		58,276.4		—		58,276.4		—		58,276.4		67,356.6		—		67,356.6		—		67,356.6		1,038.7		1,038.7
Other assets		132,220.5		—		130,716.0		—		130,716.0		190,567.3		—		189,085.7		—		189,085.7		2,938.6		2,915.7
Financial Liabilities:
Interest-bearing deposits		4,575,414.5		—		4,607,536.5		—		4,607,536.5		5,277,644.0		—		5,316,226.4		—		5,316,226.4		81,382.3		81,977.3
Non-interest-bearing deposits		882,445.8		—		882,445.8		—		882,445.8		1,153,678.9		—		1,153,678.9		—		1,153,678.9		17,790.0		17,790.0
Securities sold under repurchase agreements		306,060.0		—		306,060.0		—		306,060.0		—		—		—		—		—		—		—
Short-term borrowings		253,562.4		—		251,572.8		—		251,572.8		322,265.6		—		321,708.0		—		321,708.0		4,969.4		4,960.8
Accrued interest payable		41,184.3		—		41,184.3		—		41,184.3		44,487.6		—		44,487.6		—		44,487.6		686.0		686.0
Long-term debt		522,313.5		—		587,196.0		—		587,196.0		730,920.7		—		758,454.8		—		758,454.8		11,270.9		11,695.5
Accrued expenses and other liabilities		229,628.0		—		229,628.0		—		229,628.0		449,454.6		—		449,454.6		—		449,454.6		6,930.7		6,930.7

*	excluding investments carried at cost Rs. 708.2 million (US$10.9 million) (as at March 31, 2016, Rs.708.8 million)